Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	$ 12,300,000,000	$ 11,800,000,000
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 22,000,000	$ (120,000,000)